INCOME TAXES - Unrecognized Tax Benefits - Additional Information (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Unrecognized tax benefits	$ 21,030	$ 0	$ 13,300	$ 13,300
Unrecognized tax benefits, if recognized, would affect the effective income tax rate	$ 21,030